Other assets	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
Other assets	Other assets
Other current and non-current assets consist of the following:

Year ended December 31 (€, in millions)	2020	2021
Advance payments to Carl Zeiss SMT GmbH [1]	265.8	288.5
Prepaid expenses	278.7	374.3
Derivative financial instruments [2]	39.0	52.2
VAT receivable	125.6	136.7
Other assets	92.6	148.8
Other current assets	801.7	1,000.5

Advance payments to Carl Zeiss SMT GmbH [1]	668.0	694.3
Loan to Carl Zeiss SMT GmbH [1]	—	124.4
Prepaid expenses	55.2	41.0
Derivative financial instruments [2]	123.8	47.3
Compensation plan assets	67.0	81.4
Non-current accounts receivable	22.6	8.0
Other assets	14.9	15.0
Other non-current assets	951.5	1,011.4
1.For further details on other assets to Carl Zeiss SMT GmbH see Note 26 Related parties and variable interest entities.
2.For further details on derivative financial instruments see Note 25 Financial risk management.
Prepaid expenses mainly include prepaid income taxes to intercompany profit on inventory that has not been realized by the ASML group of €261.2 million (2020: €162.9 million). Prepaid expenses further include mainly prepayments for maintenance and the contract balance related to the joint development program with imec of €30.3 million as of December 31, 2021 (2020: €53.8 million). At the end of 2018 we started the new joint development program with imec under which we mainly deliver systems and services upfront and receive R&D services throughout the contract period up until 2024.